Equity (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Summary of issuances and conversations of shares
Below is a summary of the issuances, cancellations and conversions of shares during 2023 and 2022:

	Class A (prior common shares)	Class B (prior preferred shares)	Total Shares

As of December 31, 2021	424,153,735	135,394,989	559,548,724
Transfer of classes	22,677,895	(22,677,895)	—
Follow on offering	970,031	—	970,031
As of December 31, 2022	447,801,661	112,717,094	560,518,755

Transfer of classes	(31,267,095)	—	(31,267,095)
Issuance of shares	20,241,514	—	20,241,514
As of December 31, 2023	436,776,080	112,717,094	549,493,174